Business Segment Information (Schedule Of Geographic Information Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net, property, plant and equipment	$ 75,536	$ 62,551
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net, property, plant and equipment	72,800	59,200
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net, property, plant and equipment	2,200	2,600
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net, property, plant and equipment	$ 500	$ 800